Investments - Additional Information (Details) R$ in Thousands														12 Months Ended
		Oct. 06, 2023 BRL (R$)	Oct. 03, 2023 BRL (R$)	Sep. 20, 2023 BRL (R$)	Sep. 19, 2023 BRL (R$)	Jul. 20, 2023 BRL (R$) PowerPlant	Jun. 28, 2023 BRL (R$)	May 30, 2023 BRL (R$)	Apr. 28, 2023	Apr. 14, 2023 BRL (R$) MW	Dec. 22, 2022 BRL (R$)	Sep. 12, 2022 BRL (R$)	Jun. 29, 2022	Dec. 31, 2023 BRL (R$) MW	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Nov. 22, 2023 BRL (R$)	Oct. 23, 2023 BRL (R$)	Sep. 30, 2023 BRL (R$)	Mar. 20, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Working capital														R$ 1,249,000
Loss														2,859,000	R$ 2,972,000
Dividends received														R$ 592,000	708,000	R$ 499,000
Installed capacity (MW) | MW														3,601.7
Acquisition wholly-owned subsidiary interests														100.00%
Alianca Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest														11.69%
Amazonia Energia S A And Alianca Norte Energia S A [Member]
IfrsStatementLineItems [Line Items]
Working capital														R$ 578,000	R$ 494,000
Melbourne [Member]
IfrsStatementLineItems [Line Items]
Compensation amount paid												R$ 200,000
Amount of receivable																			R$ 256,000
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Acquisition rate						100.00%			100.00%				100.00%
Acquisition wholly-owned subsidiary interests						100.00%							100.00%
Acquisition interest rate remaining						51.00%
Aggregate value of acquisition						R$ 47,000
Number of photovoltaic generation plants | PowerPlant						4
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate										49.90%
Number of value sold	[1]																			R$ 55,000
Capital gain taxes on amount																				R$ 10,000
Percentage of corporate and tax on net profit																				34.00%
Percentage of corporate income tax																				25.00%
Percentage of social contribution tax on net profit																				9.00%
Amount of receivable																		R$ 257,000
Total consideration										R$ 200,000
Cemiggt [Member] | Furnas Centrais Eletricas S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate																				7.53%
Cemiggt [Member] | Santo Antnio Energia S.A. [member]
IfrsStatementLineItems [Line Items]
Number of value sold																				R$ 55,000
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate		69.39%						49.00%		69.39%
Percentage of equity interest		34.00%								34.00%
Acquisition rate								100.00%
Amount of receivable		R$ 433,000
Transaction cost		421,000						R$ 454,000
Total consideration		393,000								R$ 393,000
Dividends received			R$ 12,000
Installed capacity (MW) | MW										140
Consorcio Uhe Baguari [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate								51.00%
Axxiom Solucoes Tecnologicas [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate											51.00%
Transaction cost											R$ 1,000
Percentage of share purchase agreement for the sale											49.00%
Retiro Baixo And Baguari [Member]
IfrsStatementLineItems [Line Items]
Installed capacity (MW) | MW										81.1
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Loan interest rate																	100.00%
Amount of receivable																	R$ 223,000
Transaction cost		R$ 218,000
Total consideration																	R$ 190,000
Dividends received							R$ 6,000
Installed capacity (MW) | MW										34.8
Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Reduce the share capital					R$ 235,000
Absorption of losses share capital					137,000
Repaid to stockholders					98,000
Correspond of share capital				R$ 48,000
Received of share capital				R$ 46,000
Minimum [Member] | Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Decrease in share capital of the jointly controlled subsidiary					313,000
Maximum [Member] | Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Decrease in share capital of the jointly controlled subsidiary					R$ 549,000

[1]	The effects of the sale are presented in the results of the Holdings/Holding operating segment in note 5.